MUTUAL OF AMERICA

                             SEPARATE ACCOUNT NO. 2
                                  ANNUAL REPORT

                                DECEMBER 31, 2000

   This report is not to be construed as an offering for sale of any Variable
      Product. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                MUTUAL OF AMERICA

                             Separate Account No. 2
                                  Annual Report
                                December 31, 2000

Dear Participant:

      We are pleased to send you the 2000 Annual Report of Mutual of America's Separate Account No. 2. This Account is an investment vehicle for participants in our Tax-Deferred Annuity, Voluntary Employee Contributions, and Individual Retirement Annuity programs, Thrift and Section 457 Deferred Compensation Plans, as well as for Flexible Premium Annuity policyholders. Separate Account No. 2 consists of seventeen distinct funds. Each invests in shares of one of nine funds of Mutual of America Investment Corporation (the "Investment Company"): the Money Market, All America, Equity Index, Mid-Cap Equity Index, Bond,
Short-Term Bond, Mid-Term Bond, Composite and Aggressive Equity Funds; three portfolios of Scudder Variable Life Investment Fund ("Scudder"): the Bond, Capital Growth and International Portfolios; the VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. ("American Century"); the Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert"); the Equity-Income Portfolio of Fidelity Investments Variable Insurance Products Fund ("Fidelity VIP"); and the Contrafund Portfolio and Asset Manager Portfolio of Fidelity Investments Variable Insurance Products Fund II ("Fidelity VIP II").

      Each of the funds of Separate Account No. 2 owns shares in a similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert, portfolio of Fidelity VIP and portfolio of Fidelity VIP II. The investment results of each of the funds of Separate Account No. 2 are based on the performance of the corresponding funds or portfolios of the Investment Company, Scudder, American Century, Calvert, Fidelity VIP and Fidelity VIP II.

      The investment objectives and primary investments of the funds and portfolios in which the Separate Account Funds invested in 2000 are summarized as follows:

      Investment Company Money Market Fund: This Fund seeks to realize high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital through investments in money market instruments and other short-term debt securities.

      Investment Company All America Fund: This Fund seeks to outperform the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500 Index") by investing in a diversified portfolio of primarily common stocks. The Fund invests approximately 60% of its assets (the "Indexed Assets") to provide investment results that correspond to the performance of the S&P 500 Index. The remaining approximately 40% of its assets (the "Active Assets") seek to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of primarily common stocks with a broad exposure to the market. ("Standard & Poor's", "S&P"and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc.)

      Investment   Company  Equity  Index  Fund:  This  Fund  seeks  to  provide investment results that correspond to the performance of the S&P 500 Index by investing primarily in the common stocks that comprise the S&P 500 Index.

      Investment Company Mid-Cap Equity Index Fund: This Fund seeks to provide investment results that correspond to the performance of the S&P MidCap 400 Index by investing primarily in the common stocks that comprise the S&P MidCap 400 Index. ("S&P MidCap 400" is a trademark of The McGraw-Hill Companies, Inc.)

      Investment Company Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities.

      Investment Company Short-Term Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities and money market instruments. The average maturity of the Fund is between one and three years.

      Investment Company Mid-Term Bond Fund: This Fund seeks as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities. The average maturity of the Fund is between three and seven years.

      Investment Company Composite Fund: This Fund seeks to achieve, as high a total rate of return, through both appreciation of capital and current income, as is consistent with prudent investment risk, by investing in a diversified portfolio of publicly-traded common stocks, bonds and money market instruments.

      Investment Company Aggressive Equity Fund: This Fund's investment objective is capital appreciation, by investing in companies believed to possess above-average growth potential and in companies believed to possess valuable assets or whose securities are believed to be undervalued in the marketplace.

      Scudder Bond Portfolio: This Portfolio seeks a high level of income consistent with a high quality portfolio of debt securities.

      Scudder Capital Growth Portfolio: This Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program.

      Scudder International Portfolio: This Portfolio seeks long-term growth of capital primarily through a diversified portfolio of foreign equity securities.

      American Century VP Capital Appreciation Fund: This Fund seeks capital growth by investing primarily in common stocks that meet certain fundamental and technical standards and are considered by the Fund's management to have better-than-average prospects for appreciation.

      Calvert Social Balanced Portfolio: This Portfolio seeks a competitive total return through an actively managed, non-diversified portfolio of stocks, bonds and money market instruments that offer income and growth opportunity and satisfy the social concern criteria established for the Portfolio.

      Fidelity VIP Equity-Income Portfolio: This Portfolio seeks reasonable income by investing primarily in income-producing equity securities, while considering the potential for capital appreciation, and it also seeks to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500 Index.

      Fidelity VIP II Contrafund Portfolio: This Portfolio seeks capital appreciation over the long term by investing in securities of companies whose value, the Portfolio's adviser believes, is not fully recognized by the public. These securities may be issued by domestic or foreign companies and many may not be well known. The Portfolio normally invests primarily in common stocks.

      Fidelity VIP II Asset Manager Portfolio: This Portfolio seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term/money market instruments, with an expected "neutral mix" over the long term of 10% in short-term/money market instruments, 40% in bonds and 50% in stocks.

      For the year ended December 31, 2000, the following total returns were experienced in these seventeen Separate Account Funds:

    Investment Company Money Market Fund(1) .....................    + 4.9%
    Investment Company All America Fund .........................    - 6.2%
    Investment Company Equity Index Fund ........................    -10.2%
    Investment Company Mid-Cap Equity Index Fund ................    +15.2%
    Investment Company Bond Fund ................................    + 7.5%
    Investment Company Short-Term Bond Fund .....................    + 6.5%
    Investment Company Mid-Term Bond Fund .......................    + 3.5%
    Investment Company Composite Fund ...........................    - 1.8%
    Investment Company Aggressive Equity Fund ...................    - 2.4%
    Scudder Bond Fund ...........................................    + 9.2%
    Scudder Capital Growth Fund .................................    -11.1%
    Scudder International Fund ..................................    -22.8%
    American Century VP Capital Appreciation Fund ...............    + 7.9%
    Calvert Social Balanced Fund ................................    - 4.4%
    Fidelity VIP Equity-Income Fund .............................    + 7.2%
    Fidelity VIP II Contrafund ..................................    - 7.7%
    Fidelity VIP II Asset Manager Fund ..........................    - 5.1%

----------
(1) The seven-day net annualized effective yield as of 2/13/01 was 4.4% and is not necessarily indicative of future actual yields.

      Total return is equal to the changes in the value of a unit of participation in a Fund from the beginning to the end of the specified period. It reflects investment income earned and reinvested plus the changes in the market value (whether realized or unrealized) of the securities in the respective fund or portfolio of the Investment Company, Scudder, American Century, Calvert or Fidelity during the indicated period. Results are net of all charges, including a monthly service charge (assessed against an average account balance for all individually allocated contracts) based upon a hypothetical $1,000 invested at the beginning of the period. Returns are not guaranteed and are not necessarily indicative of the future investment performance of the particular Fund. Withdrawals and contributions made within a period would experience different rates of return based on the respective unit values on the dates of such transactions.

      This report includes financial statements for each Fund of Separate Account No. 2. Accompanying this report are the financial statements for each similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert and portfolios of Fidelity VIP and Fidelity VIP II.

      Total Return Separate Account Performance Notes for extended time periods and other services are available by calling 1-800-468-3785.

      I hope you will find this report helpful and informative.

                                      Sincerely,

                                      /s/ Manfred Altstadt
                                      ----------------------------------------
                                      Manfred Altstadt
                                      Senior Executive Vice President
                                      and Chief Financial Officer,
                                      Mutual of America Life Insurance Company

                                    CONTENTS

                                                                         Page
                                                                        -----
Annual Report of Mutual of America Separate Account No. 2 .............    1

Statement of Assets and Liabilities ...................................    5

Statement of Operations ...............................................    7

Statements of Changes in Net Assets ...................................    9

Notes to Financial Statements .........................................   12

Report of Independent Public Accountants ..............................   16

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2000

                                                                              Investment Company
                                                   -------------------------------------------------------------------------
                                                                                                    Mid-Cap
                                                   Money Market    All America    Equity Index   Equity Index      Bond
                                                       Fund           Fund            Fund           Fund          Fund
                                                   ------------- --------------  --------------   -----------  -------------
ASSETS:
Investments in Mutual of America
   Investment Corporation
   at market value
   (Cost:
   Money Market Fund-- $53,211,979
   All America Fund-- $467,248,409
   Equity Index Fund-- $319,585,701
   Mid-Cap Equity Index-- $48,872,191
   Bond Fund-- $49,338,915)
   (Notes 1 and 2) ..............................   $51,996,626    $454,950,147    $339,043,016  $47,931,359   $45,876,273
Due From (To) Mutual of America
   General Account ..............................     4,900,779      (2,089,853)     (1,102,007)     370,654       157,955
                                                    -----------    ------------    ------------  -----------   -----------
NET ASSETS ......................................   $56,897,405    $452,860,294    $337,941,009  $48,302,013   $46,034,228
                                                    ===========    ============    ============  ===========   ===========
UNIT VALUE AT DECEMBER 31, 2000 (Note 4) ........   $      2.22    $       9.46    $       3.07  $      1.28   $      3.31
                                                    ===========    ============    ============  ===========   ===========
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 2000 (Note 4) ...................    25,657,940      47,894,802     109,981,599   37,751,550    13,899,391
                                                    ===========    ============    ============  ===========   ===========


                                                                                      Investment Company
                                                                   -------------------------------------------------------
                                                                                                               Aggressive
                                                                   Short-Term    Mid-Term       Composite        Equity
                                                                    Bond Fund    Bond Fund        Fund            Fund
                                                                   ------------ ------------ -------------- --------------
ASSETS:
Investments in Mutual of America Investment Corporation
   at market value
   (Cost:
   Short-Term Bond Fund-- $6,502,142
   Mid-Term Bond Fund-- $8,961,202
   Composite Fund-- $320,283,437
   Aggressive Equity Fund-- $ 215,137,707)
   (Notes 1 and 2) ..............................................   $6,295,712   $8,359,392    $300,498,258    $208,843,417
Due From (To) Mutual of America General Account .................       60,741     (213,587)        120,236         628,062
                                                                    ----------   ----------    ------------    ------------
NET ASSETS ......................................................   $6,356,453   $8,145,805    $300,618,494    $209,471,479
                                                                    ==========   ==========    ============    ============
UNIT VALUE AT DECEMBER 31, 2000 (Note 4) ........................   $     1.37   $     1.38    $       5.52    $       2.79
                                                                    ==========   ==========    ============    ============
NUMBER OF UNITS OUTSTANDING AT
  DECEMBER 31, 2000 (Note 4) ....................................    4,648,980    5,922,443      54,446,547      75,043,448
                                                                    ==========   ==========    ============    ============

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2000


                                                                                                                American
                                                                                  Scudder                        Century
                                                                 -------------------------------------------  -------------
                                                                                  Capital                      VP Capital
                                                                     Bond         Growth       International  Appreciation
                                                                     Fund          Fund            Fund           Fund
                                                                 ------------ --------------  --------------  -------------
ASSETS:
Investments in Scudder Portfolios and American
   Century VP Capital Appreciation Fund at
   market value
   (Cost:
   Scudder Bond Fund -- $22,679,707
   Scudder Capital Growth Fund -- $393,042,016
   Scudder International Fund -- $164,384,711
   American Century VP Capital Appreciation
   Fund -- $ 142,219,007)
   (Notes 1 and 2) ............................................   $22,805,363   $493,581,894    $165,813,652   $141,818,792
Due From (To) Mutual of America General
   Account ....................................................       (94,900)       612,843       1,049,002     (6,639,914)
                                                                  -----------   ------------    ------------   ------------
NET ASSETS ....................................................   $22,710,463   $494,194,737    $166,862,654   $135,178,878
                                                                  ===========   ============    ============   ============
UNIT VALUE AT DECEMBER 31, 2000 (Note 4) ......................   $     13.94   $      42.97    $      20.02   $      18.82
                                                                  ===========   ============    ============   ============
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 2000 (Note 4) .................................     1,629,548     11,501,193       8,335,113      7,184,314
                                                                  ===========   ============    ============   ============
B


                                                                   Calvert                       Fidelity
                                                                ------------   ---------------------------------------------
                                                                   Social           VIP           VIP II          VIP II
                                                                  Balanced     Equity-Income      Contra       Asset Manager
                                                                    Fund           Fund            Fund            Fund
                                                                ------------- --------------   -------------   -------------
ASSETS:
Investments in Calvert Responsibility Invested
Portfolio and Fidelity Portfolios at market value
   (Cost:
   Calvert Social Balanced  Portfolio -- $53,724,376
   VIP  Equity-Income  Fund -- $112,651,782
   VIP II Contra Fund -- $237,337,219
   VIP II Asset Manager Fund -- $ 49,936,525)
   (Notes 1 and 2) ............................................   $55,660,213   $129,744,849    $259,207,479    $48,061,285
Due From (To) Mutual of America General Account ...............        46,998        146,734         685,418        (97,661)
                                                                  -----------   ------------    ------------    -----------
Net Assets ....................................................   $55,707,211   $129,891,583    $259,892,897    $47,963,624
                                                                  ===========   ============    ============    ===========
Unit Value at DECEMBER 31, 2000 (Note 4) ......................        $ 3.23        $ 34.61         $ 29.73        $ 25.14
                                                                  ===========   ============    ============    ===========
Number of Units Outstanding at
   DECEMBER 31, 2000 (Note 4) .................................    17,238,046      3,752,998       8,742,020      1,908,187
                                                                  ===========   ============    ============    ===========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                             STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 2000


                                                                                     Investment Company
                                                                ------------------------------------------------------------
                                                                   Money           All            Equity          Mid-Cap
                                                                   Market         America          Index       Equity Index
                                                                    Fund           Fund            Fund            Fund
                                                                 ----------    -------------   -------------   ------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income ............................................  $2,344,583    $ 97,540,473    $ 32,279,207      $2,932,890
                                                                 ----------    ------------    ------------      ----------
Expenses (Note 3):
   Fees and administrative expenses ...........................     593,913       5,219,880       3,946,146         185,166
                                                                 ----------    ------------    ------------      ----------
NET INVESTMENT INCOME (LOSS) ..................................   1,750,670      92,320,593      28,333,061       2,747,724
                                                                 ----------    ------------    ------------      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ....................   1,280,092      29,944,034      15,628,670         538,349
   Net unrealized appreciation (depreciation) of
     investments ..............................................    (502,312)   (152,033,556)    (81,907,504)     (1,184,967)
                                                                 ----------    ------------    ------------      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS ................................................     777,780    (122,089,522)    (66,278,834)       (646,618)
                                                                 ----------    ------------    ------------      ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .................................................  $2,528,450    $(29,768,929)   $(37,945,773)     $2,101,106
                                                                 ==========    ============    ============      ==========

                                                                                  Investment Company
                                                             ---------------------------------------------------------------
                                                                                                                 Aggressive
                                                                Bond      Short-Term    Mid-Term    Composite      Equity
                                                                Fund       Bond Fund   Bond Fund      Fund          Fund
                                                             ----------   ----------   ---------   -----------   -----------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income ........................................  $3,357,546    $365,269     $493,440   $47,606,624   $37,230,757
                                                             ----------    --------    ---------    ----------    ----------
Expenses (Note 3):
   Fees and administrative expenses .......................     511,779      65,246       92,816     3,340,092     2,221,858
                                                             ----------    --------    ---------    ----------    ----------
NET INVESTMENT INCOME (LOSS) ..............................   2,845,767     300,023      400,624    44,266,532    35,008,899
                                                             ----------    --------    ---------    ----------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ................    (843,065)    (11,577)    (193,729)    3,397,858    15,478,368
   Net unrealized appreciation (depreciation) of
     investments ..........................................   1,107,547      42,060       61,769   (52,693,172)  (57,630,088)
                                                             ----------    --------    ---------    ----------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS ............................................     264,482      30,483     (131,960)  (49,295,314)  (42,151,720)
                                                             ----------    --------    ---------    ----------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ........................................  $3,110,249    $330,506     $268,664   $(5,028,782)  $(7,142,821)
                                                             ==========    ========     ========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                             STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 2000

                                                                          Scudder                      American Century
                                                         -------------------------------------------   ----------------
                                                                          Capital                         VP Capital
                                                             Bond         Growth       International     Appreciation
                                                             Fund          Fund            Fund              Fund
                                                         ----------    ------------    -------------     ------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income ...................................   $  991,893    $ 67,116,890    $ 25,284,109       $2,647,753
                                                         ----------    ------------    ------------       ----------
Expenses (Note 3):
   Fees and administrative expenses ..................      239,901       5,703,272       2,140,760         915,665
                                                         ----------    ------------    ------------       ----------
NET INVESTMENT INCOME (LOSS) .........................      751,992      61,413,618      23,143,349       1,732,088
                                                         ----------    ------------    ------------       ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ...........     (177,508)     13,774,542     (17,383,177)     16,638,821
   Net unrealized appreciation (depreciation) of
     investments ...............................          1,190,971    (135,533,372)    (42,573,578)    (17,252,719)
                                                         ----------    ------------    ------------       ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS .......................................    1,013,463    (121,758,830)    (59,956,755)       (613,898)
                                                         ----------    ------------    ------------       ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ........................................   $1,765,455    $(60,345,212)   $(36,813,406)     $1,118,190
                                                         ==========    ============    ============      ==========



                                                         Calvert                        Fidelity
                                                       -----------    ---------------------------------------------
                                                          Social          VIP            VIP II          VIP II
                                                         Balanced     Equity-Income      Contra       Asset Manager
                                                           Fund          Fund             Fund            Fund
                                                       -----------    -------------   ------------    -------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income .................................   $ 2,639,052     $10,039,056    $ 34,554,059     $ 4,844,520
                                                       -----------     -----------    ------------     -----------
Expenses (Note 3):
   Fees and administrative expenses ................       648,433       1,259,779       2,570,132         515,437
                                                       -----------     -----------    ------------     -----------
NET INVESTMENT INCOME (LOSS) .......................     1,990,619       8,779,277      31,983,927       4,329,083
                                                       -----------     -----------    ------------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 1):
   Net realized gain (loss) on investments .........       440,120       2,691,502       6,420,523          40,002
   Net unrealized appreciation (depreciation) of
     investments ...................................    (4,883,708)     (3,489,681)    (59,063,057)     (6,804,720)
                                                       -----------     -----------    ------------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS .....................................    (4,443,588)       (798,179     (52,642,534)     (6,764,718
                                                       -----------     -----------    ------------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ......................................   $(2,452,969)    $ 7,981,098    $(20,658,607)    $(2,435,635)
                                                       ===========     ===========    ============     ===========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,
                               (except as noted)

                                                                      Investment Company
                                  ------------------------------------------------------------------------------------------
                                       Money Market Fund              All America Fund                Equity Index Fund
                                  --------------------------    ----------------------------    ----------------------------
                                      2000          1999            2000            1999            2000            1999
                                  -----------    -----------    ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss) ....................  $ 1,750,670    $ 1,460,097    $ 92,320,593    $ 31,023,610    $ 28,333,061    $  5,577,241
   Net realized gain (loss) on
     investments ....               1,280,092         77,005      29,944,034      11,573,648      15,628,670      11,274,282
   Net unrealized appreciation
     (depreciation) of
     investments ...............     (502,312)      (127,237)   (152,033,556)     52,913,881     (81,907,504)     41,365,894
                                  -----------    -----------    ------------    ------------    ------------    ------------
Net Increase (Decrease) in
   net assets resulting from
   operations ..................    2,528,450      1,409,865     (29,768,929)     95,511,139     (37,945,773)     58,217,417
                                  -----------    -----------    ------------    ------------    ------------    ------------
From Unit Transactions (Note 5):
   Contributions ...............    9,480,481      7,000,569      41,671,356      35,610,297      56,036,157      55,688,442
   Withdrawals .................  (10,640,199)    (7,125,494)    (45,092,997)    (33,534,302)    (40,831,811)    (40,831,811)
   Net transfers ...............   11,749,985      3,639,051       3,440,680     (13,672,151)    (23,936,379)     31,554,304
                                  -----------    -----------    ------------    ------------    ------------    ------------
Net Increase (Decrease) from
   unit transactions ...........   10,590,267      3,514,126          19,039     (11,596,156)     (8,732,033)     57,115,177
                                  -----------    -----------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN
   NET ASSETS ..................   13,118,717      4,923,991     (29,749,890)     83,914,983     (46,677,806)    115,332,594
NET ASSETS:
Beginning of Year ..............   43,778,688     38,854,697     482,610,184     398,695,201     384,618,815     269,286,221
                                  -----------    -----------    ------------    ------------    ------------    ------------
End of Year ....................  $56,897,405    $43,778,688    $452,860,294    $482,610,184    $337,941,009    $384,618,815
                                  ===========    ===========    ============    ============    ============    ============


                                                                      Investment Company
                                  ------------------------------------------------------------------------------------------
                                         Mid-Cap Equity
                                           Index Fund                     Bond Fund                 Short-Term Bond Fund
                                  --------------------------    ----------------------------    ----------------------------
                                      2000          1999(a)         2000            1999            2000            1999
                                  -----------    -----------    ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss) ....................  $ 2,747,724    $     6,811    $  2,845,767    $  2,486,158    $    300,023    $    310,602
   Net realized gain (loss) on
     investments ...............      538,349         (9,366)       (843,065)       (370,043)        (11,577)            117
   Net unrealized appreciation
     (depreciation) of
     investment ................   (1,184,967)       244,135       1,107,547      (3,710,131)         42,060        (174,534)
                                  -----------    -----------    ------------    ------------    ------------    ------------
Net Increase (Decrease) in
   net assets resulting
   from operations .............    2,101,106        241,580       3,110,249      (1,594,016)        330,506         136,185
                                  -----------    -----------    ------------    ------------    ------------    ------------
From Unit Transactions (Note 5):
   Contributions ...............    4,777,324        353,431       6,158,750       7,241,958       1,221,778       1,048,219
   Withdrawals .................   (2,042,853)       (49,137)     (5,519,701)     (5,979,743)       (641,732)       (901,800)
   Net transfers ...............   39,665,365      3,255,197      (1,616,145)    (12,049,318)        828,968         396,691
                                  -----------    -----------    ------------    ------------    ------------    ------------
Net Increase (Decrease) from
   unit transactions ...........   42,399,836      3,559,491        (977,096    )(10,787,103)      1,409,014         543,110
                                  -----------    -----------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN
   NET ASSETS ..................   44,500,942      3,801,071       2,133,153     (12,381,119)      1,739,520         679,295
NET ASSETS:
Beginning of Year ..............    3,801,071           --        43,901,075      56,282,194       4,616,933       3,937,638
                                  -----------    -----------    ------------    ------------    ------------    ------------
End of Year ....................  $48,302,013    $ 3,801,071    $ 46,034,228    $ 43,901,075    $  6,356,453    $  4,616,933
                                  ===========    ===========    ============    ============    ============    ============

------------
(a) For the period May 3, 1999  (Commencement  of  Operations)  to December  31,
1999.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,

                                                                          Investment Company
                                        ----------------------------------------------------------------------------------------
                                           Mid-Term Bond Fund               Composite Fund             Aggressive Equity Fund
                                        -------------------------    ---------------------------    ----------------------------
                                           2000           1999           2000           1999            2000            1999
                                        ----------    -----------    ------------   ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income ............   $  400,624    $   372,419    $ 44,266,532   $ 18,255,984    $ 35,008,899    $ (1,620,468)
   Net realized gain (loss)
     on investments .................     (193,729)      (131,810)      3,397,858      2,253,148      15,478,368         291,748
   Net unrealized appreciation
     (depreciation) of investments ..       61,769       (245,448)    (52,693,172)    18,128,529     (57,630,088)     50,720,384
                                        ----------    -----------    ------------   ------------    ------------    ------------
Net Increase (Decrease) in net
   assets resulting from operations .      268,664         (4,839)     (5,028,782)    38,637,661      (7,142,821)     49,391,664
                                        ----------    -----------    ------------   ------------    ------------    ------------
From Unit Transactions (Note 5):
   Contributions ....................    1,470,364      1,468,498      24,361,112     24,264,832      33,346,415      23,951,530
   Withdrawals ......................   (1,354,253)    (1,830,214)    (29,556,375    (26,391,103)    (20,309,778)    (15,330,684)
   Net transfers ....................     (237,456)    (1,329,517)     (5,404,431)   (15,156,928)     26,347,882      (8,152,611)
                                        ----------    -----------    ------------   ------------    ------------    ------------
Net Increase (Decrease) from unit
  transactions ......................     (121,345)    (1,691,233)    (10,599,694)   (17,283,199)     39,384,519         468,235
                                        ----------    -----------    ------------   ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS      147,319     (1,696,072)    (15,628,476)    21,354,462      32,241,698      49,859,899
NET ASSETS:
Beginning of Year ...................    7,998,486      9,694,558     316,246,970    294,892,508     177,229,781     127,369,882
                                        ----------    -----------    ------------   ------------    ------------    ------------
End of Year .........................   $8,145,805     $7,998,486    $300,618,494   $316,246,970    $209,471,479    $177,229,781
                                        ==========     ==========    ============   ============    ============    ============

                                                                             Scudder
                                     ---------------------------------------------------------------------------------------------
                                               Bond Fund                Capital Growth Fund               International Fund
                                     ---------------------------     ----------------------------    -----------------------------
                                         2000            1999            2000            1999            2000             1999
                                     -----------     -----------     ------------    ------------    ------------     ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income .........   $   751,992     $   750,940     $ 61,413,618    $ 38,502,767    $ 23,143,349     $ 12,301,717
   Net realized gain (loss) on
     investments .................      (177,508)       (169,851)      13,774,542       8,660,945     (17,383,177)      33,106,709
   Net unrealized appreciation
     (depreciation) of
      investments ................     1,190,971      (1,081,398)    (135,533,372)     92,663,054     (42,573,578)      31,048,001
                                     -----------     -----------     ------------    ------------    ------------     ------------
Net Increase (Decrease) in net
   assets resulting from
     operations ..................     1,765,455        (500,309)     (60,345,212)    139,826,766     (36,813,406)      76,456,427
                                     -----------     -----------     ------------    ------------    ------------     ------------
From Unit Transactions (Note 5):
   Contributions .................     3,038,613       3,439,002       55,996,298      48,772,338      21,051,273       16,775,667
   Withdrawls ....................    (2,317,634)     (2,836,834)     (38,675,885)    (20,939,499)
   Net Transfers .................       378,187      (3,133,893)      (3,229,102)     (5,410,060)    (15,602,174)       6,239,113
                                     -----------     -----------     ------------    ------------    ------------     ------------
Net Increase (Decrease) from
   unit transactions .............     1,099,166      (2,531,725)      (3,428,053)      4,686,393     (15,490,400)       7,229,080
                                     -----------     -----------     ------------    ------------    ------------     ------------
NET INCREASE (DECREASE) IN
  NET ASSETS .....................     2,864,621      (3,032,034)     (63,773,265)    144,513,159     (52,303,806)      83,685,507
NET ASSETS:
Beginning of Year ................    19,845,842      22,877,876      557,968,002     413,454,843     219,166,460      135,480,953
                                     -----------     -----------     ------------    ------------    ------------     ------------
End of Year ......................   $22,710,463     $19,845,842     $494,194,737    $557,968,002    $166,862,654     $219,166,460
                                     ===========     ===========     ============    ============    ============     ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,

                                                              American Century                    Calvert
                                                        ----------------------------    --------------------------
                                                        VP Capital Appreciation Fund       Social Balanced Fund
                                                        ----------------------------    --------------------------
                                                            2000            1999           2000           1999
                                                        ------------     -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income ............................   $  1,732,088     $  (421,225)   $ 1,990,619    $ 4,488,928
   Net realized gain (loss) on investments ..........     16,638,821       3,487,749        440,120        487,674
   Net unrealized appreciation (depreciation) of
     of investments .................................    (17,252,719)     19,279,250     (4,883,708)        57,735
                                                        ------------     -----------    -----------    -----------
Net Increase (Decrease) in net assets resulting
   from operations ..................................      1,118,190      22,345,774     (2,452,969)     5,034,337
                                                        ------------     -----------    -----------    -----------
From Unit Transactions (Note 5):
   Contributions ....................................     14,506,141       4,529,867     10,377,249     10,122,717
   Withdrawals ......................................    (11,069,296)     (4,671,049)    (5,569,867)    (4,719,017)
   Net transfers ....................................     71,583,128       1,541,880       (704,904)       269,526
                                                        ------------     -----------    -----------    -----------
Net Increase (Decrease) from unit transactions ......     75,019,973       1,400,698      4,102,478      5,673,226
                                                        ------------     -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS ...............     76,138,163      23,746,472      1,649,509     10,707,563
NET ASSETS:
Beginning of Year ...................................     59,040,715      35,294,243     54,057,702     43,350,139
                                                        ------------     -----------    -----------    -----------
End of Year .........................................   $135,178,878     $59,040,715    $55,707,211    $54,057,702
                                                        ============     ===========    ===========    ===========

                                                                              Fidelity
                                   -------------------------------------------------------------------------------------------
                                                VIP                            VIP II                          VIP II
                                           Equity-Income                       Contra                       Asset Manager
                                               Fund                             Fund                            Fund
                                   ----------------------------    -----------------------------    --------------------------
                                        2000           1999            2000             1999            2000          1999
                                   -------------   ------------    -------------    ------------    -----------    -----------
Increase (Decrease) in Net
   Assets:
FROM OPERATIONS:
   Net investment income ........  $  8,779,277    $  4,140,020    $  31,983,927    $  4,913,774    $ 4,329,083    $ 2,203,501
   Net realized gain (loss) on
     investments ................     2,691,502       1,910,304        6,420,523      14,562,051         40,002        141,270
   Net unrealized appreciation
     (depreciation) of
     investments ................    (3,489,681)       (455,188)     (59,063,057)     27,752,872     (6,804,720)     1,530,660
                                   -------------   ------------    -------------    ------------    -----------    -----------
Net Increase (Decrease) in net
   assets resulting from
   operations ...................     7,981,098       5,595,136      (20,658,607)     47,228,697     (2,435,635)     3,875,431
                                   -------------   ------------    -------------    ------------    -----------    -----------
From Unit Transactions (Note 5):
   Contributions ................    19,622,271      23,738,000       41,441,037      38,205,139     11,204,407     10,251,230
   Withdrawals ..................   (15,069,900)    (14,284,534)     (29,368,964)    (22,784,938)    (5,623,310)    (4,220,822)
   Net Transfers ................   (18,362,585)     (2,481,069)      (2,378,184)     31,873,961     (1,301,451)       446,968
                                   -------------   ------------    -------------    ------------    -----------    -----------
Net Increase (Decrease) from
   unit transactions ............   (13,810,214)      6,972,397        9,693,889      47,294,162      4,279,646      6,477,376
                                   -------------   ------------    -------------    ------------    -----------    -----------
NET INCREASE (DECREASE) IN NET
   ASSETS                            (5,829,116)     12,567,533      (10,964,718)     94,522,859      1,844,011     10,352,807
NET ASSETS:
Beginning of Year ...............   135,720,699     123,153,166      270,857,615     176,334,756     46,119,613     35,766,806
                                   -------------   ------------    -------------    ------------    -----------    -----------
End of Year .....................  $129,891,583    $135,720,699     $259,892,897    $270,857,615    $47,963,624    $46,119,613
                                   ============    ============     ============    ============    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                          NOTES TO FINANCIAL STATEMENTS

1.    SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Separate Account No. 2 of Mutual of America Life Insurance Company ("the Company") was established in conformity with New York Insurance Law and commenced operations on June 4, 1984. On October 31, 1986, Separate Account No. 2 was reorganized into a unit investment trust consisting of four Funds: a Money Market Fund, All America Fund, Bond Fund and Composite Fund. These Funds invest in corresponding funds of Mutual of America Investment Corporation ("Investment Company").

      On January 3, 1989, the following funds became available to Separate Account No. 2 as investment alternatives: Scudder Bond, Scudder Capital Growth, Scudder International and VP Capital Appreciation. The Scudder Funds invest in corresponding portfolios of Scudder Variable Life Investment Fund ("Scudder"). VP Capital Appreciation Fund invests in a corresponding fund of American Century Variable Portfolios Inc. ("American Century"). Effective May 13, 1991, Calvert Social Balanced Fund became available as an investment alternative. Calvert Social Balanced Fund invests in a corresponding portfolio of Calvert Variable Series, Inc. ("Calvert").

      On February 5, 1993 the Investment Company Equity Index, Short-Term Bond and Mid-Term Bond Funds became available to Separate Account No. 2 as investment alternatives. On May 2, 1994 the Aggressive Equity Fund of the Investment Company became available. These funds invest in corresponding funds of the Investment Company.

      On May 1, 1995 Fidelity Investments Equity-Income, Contrafund and Asset Manager portfolios became available to Separate Account No. 2. Fidelity
Equity-Income Portfolio invests in a corresponding portfolio of Fidelity Variable Insurance Products Fund ("Fidelity VIP") and Contrafund Portfolio and Asset Manager Portfolio invest in corresponding portfolios of Fidelity Variable Insurance Products Fund II ("Fidelity VIP II") (collectively, "Fidelity").

      On May 3, 1999 the Mid-Cap Equity Index Fund of the Investment Company became the 17th investment alternative available to Separate Account No. 2.

      Separate Account No. 2 was formed by the Company to support the operations of the Company's group and individual variable accumulation annuity contracts ("Contracts"). The assets of Separate Account No. 2 are the property of the Company. The portion of Separate Account No. 2's assets applicable to the Contracts will not be charged with liabilities arising out of any other business the Company may conduct.

      The  preparation of financial  statements  may require  management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

      The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with accounting principles generally accepted in the United States:

      Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity ("Underlying Funds") and are valued at the reported net asset values of the respective funds or portfolios.

      Investment Income -- Dividend distributions made by the Underlying Funds, generally representing a distribution of their accumulated income and capital gains, are recognized as investment income on the ex-dividend dates of each Underlying Fund by each Fund of Separate Account No. 2 and are immediately fully reinvested in additional shares of the Underlying Funds at their respective ex-dividend net asset values. As such, the ultimate effect of the dividend paid to the Funds of Separate Account No. 2 has no impact on the respective unit values.

      Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

      Federal Income Taxes -- Separate Account No. 2 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code. No provision for income taxes is required in the accompanying financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.    INVESTMENTS

      The number of shares owned by Separate Account No. 2 and their respective net asset values (rounded to the nearest cent) per share at December 31, 2000 are as follows:

                                                      Number of    Net Asset
                                                       Shares        Value
                                                     -----------   ---------
      Investment Company Funds:
         Money Market Fund .......................    43,177,530    $ 1.20
         All America Fund ........................   179,392,006      2.54
         Equity Index Fund .......................   142,882,660      2.37
         Mid-Cap Equity Index Fund ...............    39,758,520      1.21
         Bond Fund ...............................    35,046,649      1.31
         Short-Term Bond Fund ....................     6,247,259      1.01
         Mid-Term Bond Fund ......................     9,779,412      0.85
         Composite Fund ..........................   188,111,595      1.60
         Aggressive Equity Fund ..................   118,974,191      1.76
      Scudder Portfolios:
         Bond Portfolio ..........................     3,358,669    $ 6.78
         Capital Growth Portfolio--Class "A" .....    21,394,967     23.07
         International Portfolio--Class "A" ......    11,627,886     14.26
      American Century VP Capital Appreciation
         Fund ....................................     8,987,249     15.78
      Calvert Social Balanced Portfolio ..........    27,802,304      2.00
      Fidelity Portfolios:
         Equity-Income--"Initial" Class ..........     5,084,046     25.52
         Contrafund--"Initial" Class .............    10,918,596     23.75
         Asset Manager--"Initial" Class ..........     3,003,830     16.01

3.    EXPENSES

      Administrative Charges -- In connection with its administrative functions, the Company deducts daily, at an annual rate of .40%, an amount from the value of the net assets of all funds, except the American Century VP Capital Appreciation Fund for which the annual rate is .20%, and, each Fidelity fund, for which the annual rate is .30%.

      In addition, a deduction of up to $2.00 may be made at the end of each month from a participant's account, except that such charge shall not exceed 1/12 of 1% of the balance in such account in any month.

      Distribution Expense Charge -- As principal underwriter, the Company performs all distribution and sales functions and bears all distribution and sales expenses relative to the Contracts. For providing these services, the Company deducts daily, at an annual rate of .35%, an amount from the value of the net assets of each fund to cover such expenses.

      Expense Risk Charge -- The Company assumes the risk to make annuity payments in accordance with annuity tables provided in the Contracts regardless of how long a participant lives and also assumes certain expense risks associated with such annuity payments. For assuming this risk, the Company deducts daily, at an annual rate of .15%, an amount from the value of the net assets of each fund. Prior to May 1, 2000 the charge had included a mortality risk charge component of .35% which was eliminated as of that date.


4.    FINANCIAL HIGHLIGHTS

      Shown below are financial highlights for a Unit outstanding throughout each of the five years ended December 31:

                                      Investment Company Money Market Fund         Investment Company All America Fund
                                   ------------------------------------------    ----------------------------------------
                                    2000     1999     1998     1997     1996      2000     1999     1998    1997    1996
                                   ------   ------   ------   ------   ------    ------   ------   ------  ------  ------
Unit value, beginning of year ..   $ 2.11   $ 2.03   $ 1.95   $ 1.87   $ 1.80    $10.05   $ 8.09   $ 6.76  $ 5.39  $ 4.52
                                   ======   ======   ======   ======   ======    ======   ======   ======  ======  ======
Unit value, end of year ........   $ 2.22   $ 2.11   $ 2.03   $ 1.95   $ 1.87    $ 9.46   $10.05   $ 8.09  $ 6.76  $ 5.39
                                   ======   ======   ======   ======   ======    ======   ======   ======  ======  ======
Units outstanding (000's) end
  of year ......................   25,658   20,766   19,121   16,831   17,511    47,895   48,014   49,275  51,312  49,798
                                   ======   ======   ======   ======   ======    ======   ======   ======  ======  ======

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                    NOTES TO FINANCIAL STATEMENTS (Continued)

4.    FINANCIAL HIGHLIGHTS (Continued)


                                      Investment Company Equity Index Fund             Investment Company Bond Fund
                                   -----------------------------------------    ----------------------------------------
                                    2000     1999    1998     1997     1996      2000     1999     1998    1997    1996
                                  ------   ------   ------   ------   ------    ------   ------   ------  ------  ------
Unit value, beginning of year ..  $  3.41  $  2.86  $ 2.26   $ 1.72   $ 1.42    $ 3.07   $ 3.17   $ 3.00  $ 2.75  $ 2.69
                                  =======  =======  ======   ======   ======    ======   ======   ======  ======  ======
Unit value, end of year ........  $  3.07  $  3.41  $ 2.86   $ 2.26   $ 1.72    $ 3.31   $ 3.07   $ 3.17  $ 3.00  $ 2.75
                                  =======  =======  ======   ======   ======    ======   ======   ======  ======  ======
Units outstanding (000's) end
  of year ......................  109,982  112,735  94,019   68,462   35,660    13,899   14,287   17,746  12,671  12,548
                                  =======  =======  ======   ======   ======    ======   ======   ======  ======  ======

                                    Investment Company Short-Term Bond Fund      Investment Company Mid-Term Bond Fund
                                  ------------------------------------------    ----------------------------------------
                                   2000     1999     1998     1997     1996      2000     1999     1998    1997    1996
                                  ------   ------   ------   ------   ------    ------   ------   ------  ------  ------
Unit value, beginning of year ..  $1.28    $1.24    $1.19    $1.14    $1.10     $1.32    $1.32    $1.26   $1.19   $1.16
                                  =====    =====    =====    =====    =====     =====    =====    =====   =====   =====
Unit value, end of year ........  $1.37    $1.28    $1.24    $1.19    $1.14     $1.38    $1.32    $1.32   $1.26   $1.19
                                  =====    =====    =====    =====    =====     =====    =====    =====   =====   =====
Units outstanding (000's) end
  of year ......................  4,649    3,604    3,164    2,355    2,129     5,922    6,037    7,325   4,478   3,828
                                  =====    =====    =====    =====    =====     =====    =====    =====   =====   =====


                                                                                           Investment Company
                                      Investment Company Composite Fund                  Aggressive Equity Fund
                                  ------------------------------------------    ----------------------------------------
                                   2000     1999     1998     1997     1996      2000     1999     1998    1997    1996
                                  ------   ------   ------   ------   ------    ------   ------   ------  ------  ------
Unit value, beginning of year ..  $ 5.61   $ 4.93   $ 4.36   $ 3.75   $ 3.39    $ 2.85   $2.02    $ 2.15  $ 1.80  $ 1.43
                                  ======   ======   ======   ======   ======    ======   =====    ======  ======  ======
Unit value, end of year ........  $ 5.52   $ 5.61   $ 4.93   $ 4.36   $ 3.75    $ 2.79   $2.85    $ 2.02  $ 2.15  $ 1.80
                                  ======   ======   ======   ======   ======    ======   =====    ======  ======  ======
Units outstanding (000's) end
  of year ......................  54,447   56,404   59,833   61,359   66,715    75,043  62,123    63,176  71,468  49,800
                                  ======   ======   ======   ======   ======    ======   =====    ======  ======  ======

                                              Investment Company
                                           Mid-Cap Equity Index Fund
                                  ------------------------------------------
                                     2000    1999*
                                  ------   ------
Unit value, beginning of year ..  $ 1.11   $ 1.00
                                  ======   ======
Unit value, end of year ........  $ 1.28   $ 1.11
                                  ======   ======
Units outstanding (000's) end
  of year ......................  37,752    3,431
                                  ======   ======


                                               Scudder Bond Fund                       Scudder Capital Growth Fund
                                  ------------------------------------------    ----------------------------------------
                                   2000     1999     1998     1997     1996      2000     1999     1998    1997    1996
                                  ------   ------   ------   ------   ------    ------   ------   ------  ------  ------
Unit value, beginning of year ..  $12.73   $13.02   $12.37   $11.48   $11.30    $ 48.17  $36.07   $29.64  $22.11  $18.64
                                  ======   ======   ======   ======   ======    =======  ======   ======  ======  ======
Unit value, end of year ........  $13.94   $12.73   $13.02   $12.37   $11.48    $ 42.97  $48.17   $36.07  $29.64  $22.11
                                  ======   ======   ======   ======   ======    =======  ======   ======  ======  ======
Units outstanding (000's) end
  of year ......................   1,630    1,558    1,757    1,484    1,362    $11,501  11,582   11,462  11,094   9,266
                                  ======   ======   ======   ======   ======    =======  ======   ======  ======  ======

                                          Scudder International Fund
                                  ------------------------------------------
                                   2000     1999     1998     1997     1996
                                  ------   ------   ------   ------   ------
Unit value, beginning of year ..  $25.83   $16.93   $14.46   $13.43   $11.85
                                  ======   ======   ======   ======   ======
Unit value, end of year ........  $20.02   $25.83   $16.93   $14.46   $13.43
                                  ======   ======   ======   ======   ======
Units outstanding (000's) end
  of year ......................   8,335    8,486    8,004    8,205    7,688
                                  ======   ======   ======   ======   ======

                                                American Century
                                  ------------------------------------------
                                          VP Capital Appreciation Fund                Calvert Social Balanced Fund
                                  ------------------------------------------    ----------------------------------------
                                   2000     1999     1998     1997     1996      2000     1999     1998    1997    1996
                                  ------   ------   ------   ------   ------    ------   ------   ------  ------  ------
Unit value, beginning of year ..  $17.40   $10.69   $11.04   $11.53   $12.18    $ 3.37   $ 3.04   $ 2.65  $ 2.23  $ 2.01
                                  ======   ======   ======   ======   ======    ======   ======   ======  ======  ======
Unit value, end of year ........  $18.82   $17.40   $10.69   $11.04   $11.53    $ 3.23   $ 3.37   $ 3.04  $ 2.65  $ 2.23
                                  ======   ======   ======   ======   ======    ======   ======   ======  ======  ======
Units outstanding (000's) end
  of year ......................   7,184    3,394    3,303    4,510    7,264    17,238   16,041   14,257  12,479  10,713
                                  ======   ======   ======   ======   ======    ======   ======   ======  ======  ======

------------
* Commenced operation May 3, 1999.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                    NOTES TO FINANCIAL STATEMENTS (Continued)

4.    FINANCIAL HIGHLIGHTS (Continued)

                                                                          Fidelity
                                  --------------------------------------------------------------------------------------
                                           VIP Equity-Income Fund                           VIP II Contra Fund
                                  ------------------------------------------    ----------------------------------------
                                   2000     1999     1998     1997     1996      2000     1999     1998    1997    1996
                                  ------   ------   ------   ------   ------    ------   ------   ------  ------  ------
Unit value, beginning of year ..  $32.21   $30.65   $27.77   $21.93   $19.43    $32.13   $26.16   $20.36  $16.59  $13.85
                                  ======   ======   ======   ======   ======    ======   ======   ======  ======  ======
Unit value, end of year ........  $34.61   $32.21   $30.65   $27.77   $21.93    $29.73   $32.13   $26.16  $20.36  $16.59
                                  ======   ======   ======   ======   ======    ======   ======   ======  ======  ======
Units outstanding (000's) end
  of year ......................   3,753    4,213    4,018    3,491    2,342     8,742    8,430    6,742   5,656   3,880
                                  ======   ======   ======   ======   ======    ======   ======   ======  ======  ======

                                                    Fidelity
                                  ------------------------------------------
                                            VIP II Asset Manager Fund
                                  ------------------------------------------
                                   2000     1999     1998     1997     1996
                                  ------   ------   ------   ------   ------
Unit value, beginning of year ..  $26.40   $24.04   $21.14   $17.72   $15.66
                                  ======   ======   ======   ======   ======
Unit value, end of year ........  $25.14   $26.40   $24.04   $21.14   $17.72
                                  ======   ======   ======   ======   ======
Units outstanding (000's) end
  of year ......................   1,908    1,747    1,488    1,150      613
                                  ======   ======   ======   ======   ======

5.    ASSUMPTION OF BUSINESS FROM AN AFFILIATED ENTITY

      In September 1999, Mutual of America Life Insurance Company ("the Company"), submitted to the New York Insurance Department a Plan of Reorganization whereby the Company would prepare for the sale of its wholly owned subsidiary, The American Life Insurance Company of New York ("American Life").

      In preparation for such sale, the Company would assume via assumption reinsurance and related agreements virtually all of American Life's in force business.

      As a consequence of this activity throughout the year 2000, the Company assumed virtually all of the related assets and obligations over these policies which in the aggregate amounted to approximately $77 million.

      The business assumed under the assumption reinsurance and related agreements is predominantly included in "Net Transfers" on the Statements of Changes in Net Assets. The Scudder International and Equity Index Funds
accounted for the largest transfers amounting to $12.0 million and $10.9 million, respectively, for the year.

                    Report of Independent Public Accountants

To Mutual of America Life Insurance Company of New York:

      We have audited the accompanying statement of assets and liabilities of Mutual of America Separate Account No. 2 as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mutual of America Separate Account No. 2 as of December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States.

/s/ Arthur Andersen LLP

New York, New York
February 20, 2001

Mutual of America
Life Insurance Company
320 Park Avenue
New York, NY 10022-6839
212-224-1600

www.mutualofamerica.com